Michele H. Abate

Vice President and

Associate General Counsel

Brighthouse Life Insurance Company

11225 North Community House Road

Charlotte, NC 28277

March 6, 2026

VIA EDGAR TRANSMISION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Brighthouse Fund UL for Variable Life Insurance
File No. 811-03927

Commissioners:

The Annual Reports for the period ended December 31, 2025 of the underlying funds are incorporated herein by reference as the reports transmitted to policyowners of the Brighthouse

Fund UL for Variable Life Insurance of Brighthouse Life Insurance Company pursuant to Rule

30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain funds of American Funds Insurance Series® are incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File No. 811-03857.

The Annual Reports for certain portfolios of Brighthouse Funds Trust I are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183.

The Annual Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

The Annual Reports for certain funds of Franklin Templeton Variable Insurance Products Trust

are incorporated by reference as filed on Form N-CSR, CIK No. 0000837274, File No. 811-05583.

The Annual Report for the Goldman Sachs Strategic Growth Fund of Goldman Sachs Variable

Insurance Trust is incorporated by reference as filed on Form N-CSR, CIK No. 0001046292,

File No. 811-08361.

The Annual Report for the Janus Henderson Enterprise Portfolio of Janus Aspen Series is

incorporated by reference as filed on Form N-CSR, CIK No. 0000906185, File No. 811-07736.

The Annual Reports for certain portfolios of Legg Mason Partners Variable Equity Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001176343, File No. 811-21128.

The Annual Report for the Western Asset Core Plus VIT Portfolio of Legg Mason Partners

Variable Income Trust is incorporated by reference as filed on Form N-CSR, CIK No.

0000874835, File No. 811-06310.

The Annual Report for The Merger Fund VL of Virtus Variable Insurance Funds is incorporated by reference as filed on Form N-CSR, CIK No. 0001208133, File No. 811-21279.

The Annual Reports for certain portfolios of Vanguard Variable Insurance Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000857490, File No. 811-05962.

The Annual Reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329.

The Annual Report for the Contrafund® Portfolio of Variable Insurance Products Fund II is

incorporated by reference as filed on Form N-CSR, CIK No. 0000831016, File No. 811-05511.

The Annual Report for the Mid Cap Portfolio of Variable Insurance Products Fund III is

incorporated by reference as filed on Form N-CSR, CIK No. 0000927384, File No. 811-07205.

The Annual Report for the Victory Pioneer Mid Cap Value VCT Portfolio of Victory Variable

Insurance Funds II is incorporated by reference as filed on Form N-CSR, CIK No.0002042317,

File No. 811-24018.

Sincerely,

/s/ Michele H. Abate

Michele H. Abate
Vice President and Associate General Counsel
Brighthouse Life Insurance Company

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